Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	POLYMER GROUP INC
Entity Central Index Key	0000927417
Document Type	S-4
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,000
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 0